Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,609,000
Previously Paid Amount	0.00
Total Fee Amount	912.70
Total Offset Amount	0.00
Net Fee	912.70
Narrative - Max Aggregate Offering Price	$ 6,609,000
Final Prospectus	true